UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name	and address of issuer:

Dreyfus Investment Portfolios
	200	Park Avenue
	New	York, NY 10166

2.	The name of each series or class of			securities	for	which this Form	is
	filed (If the	form	is being filed for all series and classes of
	securities of	the	issuer, check the	box but do	not	list series or
	classes):	[ X	]

3.	Investment	Company Act File	Number: 811-08673
	Securities	Act File Number:	333-47011

4(a). Last	day of	fiscal year	for	which this	notice is	filed:

December 31, 2004

4(b). [	] Check	box if this	Form	is being	filed late	(i.e. more than		90
calendar days after the			end	of the issuer’s fiscal year).			(See
Instruction		A.2)

Note: If the Form		is being filed late, interest must be				paid on	the
registration fee		due.

4(c). [ ]	Check box	if this	is the last time the issuer		will be filing this
Form.

Core Bond Portfolio –		Initial	Shares
5. Calculation of registration fee:

(I)	Aggregate	sale price of		securities sold	$ -0-
	during the	fiscal	year	pursuant to section	---------------
24(f):

(ii)	Aggregate	price of	securities redeemed or		$-0-
	repurchased during		the	fiscal year:	---------------

(iii)	Aggregate	price of	securities redeemed or		$5,650,045
	repurchased during		any	PRIOR fiscal year	---------------
	ending no	earlier	than	October 11, 1995

1

that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ 5,650,045
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(5,650,045)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Core Bond Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of		securities sold		$ -0-
	during the	fiscal	year	pursuant to section		---------------
24(f):

(ii)	Aggregate	price of	securities		redeemed or	$-0-
	repurchased during		the	fiscal	year:	---------------

(iii)	Aggregate	price of	securities		redeemed or	$-0-
	repurchased during		any	PRIOR	fiscal year	---------------

2

ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Core Value Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of		securities		sold	$ -0-
	during the	fiscal	year	pursuant to		section	---------------
24(f):

(ii)	Aggregate	price of	securities		redeemed or		$-0-
	repurchased during		the	fiscal	year:		---------------

3

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Core Value Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities		sold	$-0-
	during	the fiscal year pursuant to	section	---------------
24(f):

4

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Emerging Leaders Portfolio – Initial Shares 5. Calculation of registration fee:
(I) Aggregate sale price of securities sold $ 7,507,736
5

	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$ 13,002,106
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 40,444
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ (13,042,550
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(5,534,814)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Emerging Leaders Portfolio – Service Shares 5. Calculation of registration fee:
6

(I)	Aggregate sale price of securities sold	$ -0-
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ 0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	X .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

7

=$ 0
=============

Emerging Markets Portfolio – Initial Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold	$ -0-
		during the fiscal year pursuant to section	---------------
24(f):

	(ii)	Aggregate price of securities redeemed or	$-0-
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

	(iv)	Total available redemption credits [add	$ -0-
		Items 5(ii) and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than	$ -0-
		Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

	(vi)	Redemption credits available for use in	$-0-
		future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

	(vii)	Multiplier for determining registration	x .0001177
		fee (See Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
		by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

8

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Emerging Markets Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$-0-
during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the

9

fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Founders Discovery Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold		$0
	during the fiscal year pursuant to section	---------------
	24(f):

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
	ending no earlier than October 11, 1995
	that were not previously used to reduce
	registration fees payable to the
	Commission:

(iv)	Total available redemption credits [add	-$	0
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
	5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
	Item 5(iv) [subtract Item 5(iv) from Item
	5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter “0” if no fee is		==============
	due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted

10

here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Founders Discovery Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold		$0
	during the fiscal year pursuant to section	---------------
	24(f):

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
	ending no earlier than October 11, 1995
	that were not previously used to reduce
	registration fees payable to the
	Commission:

(iv)	Total available redemption credits [add	-$	0
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
	5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
	Item 5(iv) [subtract Item 5(iv) from Item
	5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter “0” if no fee is		==============
	due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report

11

the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Founders Growth Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$ -0-
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

12

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Founders Growth Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$ -0-
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

13

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
========

Founders International Equity Portfolio – Initial Shares
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$-0-
during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-

14

by Item	5(vii)	(enter	“0”	if	no	fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

Founders International Equity Portfolio – Service Shares
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$-0-
during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
fee (See Instruction C.9):	--------------

15

(viii)	Registration fee due (multiply Item	5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ========
Founders Passport Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of securities sold		$ -0-
	during the	fiscal	year pursuant to section	---------------
24(f):

(ii)	Aggregate	price of	securities redeemed or	$-0-
	repurchased during		the fiscal year:	---------------

(iii)	Aggregate	price of	securities redeemed or	$3,955
	repurchased during		any PRIOR fiscal year	---------------
	ending no	earlier	than October 11, 1995
	that were	not previously used to reduce
	registration fees		payable to the
Commission:

(iv)	Total available redemption credits [add			-$ 3,955
	Items 5(ii) and 5(iii):			--------------

(v)	Net Sales	- if Item 5(I) is greater than		$ 0
	Item 5(iv)	[subtract Item 5(iv) from Item		---------------
5(i)]:

(vi)	Redemption	credits	available for use in	$(3,955)
	future years -- if		Item 5(i) is less than	---------------
	Item 5(iv)	[subtract Item 5(iv) from Item
5(I)]:

16

(vii)	Multiplier for	determining registration			x .0001177
	fee (See Instruction		C.9):		--------------

(viii)	Registration fee due		(multiply Item	5(v)	=$ 0
	by Item 5(vii)	(enter	“0” if no fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =======

Founders Passport Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate	sale price of securities sold		$	-0-
	during the	fiscal	year pursuant to section		---------------
24(f):

(ii)	Aggregate	price of	securities redeemed or		$-0-
	repurchased during		the fiscal year:	---------------

(iii)	Aggregate	price of	securities redeemed or		$-0-
	repurchased during		any PRIOR fiscal year	---------------
	ending no	earlier	than October 11, 1995
	that were	not previously used to reduce
	registration fees		payable to the
Commission:

(iv)	Total available redemption credits [add			-$	-0-
	Items 5(ii) and 5(iii):				--------------

(v)	Net Sales	- if Item 5(I) is greater than			$-0-
	Item 5(iv)	[subtract Item 5(iv) from Item			---------------
5(i)]:

(vi)	Redemption	credits	available for use in	$(	-0- )
	future years -- if		Item 5(i) is less than	---------------

17

	Item 5(iv) [subtract	Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration		x .0001177
	fee (See Instruction	C.9):	--------------

(viii)	Registration fee due	(multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter	“0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 ============
Japan Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of securities sold	$-0-
	during the	fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate	price of securities redeemed or	$-0-
	repurchased during the fiscal year:		---------------

(iii)	Aggregate	price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year		---------------
	ending no	earlier than October 11, 1995
	that were	not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add		-$ -0-
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales	- if Item 5(I) is greater than	$ -0-
	Item 5(iv)	[subtract Item 5(iv) from Item	---------------
5(i)]:

18

(vi)	Redemption	credits available		for use		in	$(0)
	future years -- if Item 5(i)			is	less	than	---------------
	Item 5(iv)	[subtract	Item 5(iv)		from	Item
5(I)]:

(vii)	Multiplier	for determining registration					x .0001177
	fee (See Instruction		C.9):				--------------

(viii)	Registration fee due		(multiply		Item	5(v)	=$ -0-
	by Item 5(vii) (enter		“0” if	no	fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=-0- =============
Japan Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of securities sold	$-0-
	during the	fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate	price of securities redeemed or	$-0-
	repurchased during the fiscal year:		---------------

(iii)	Aggregate	price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year		---------------
	ending no	earlier than October 11, 1995
	that were	not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add		-$ -0-
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales	- if Item 5(I) is greater than	$ -0-
	Item 5(iv)	[subtract Item 5(iv) from Item	---------------
5(i)]:

19

(vi)	Redemption	credits available		for use		in	$(0)
	future years -- if Item 5(i)			is	less	than	---------------
	Item 5(iv)	[subtract	Item 5(iv)		from	Item
5(I)]:

(vii)	Multiplier	for determining registration					x .0001177
	fee (See Instruction		C.9):				--------------

(viii)	Registration fee due		(multiply		Item	5(v)	=$ -0-
	by Item 5(vii) (enter		“0” if	no	fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Midcap Stock Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate	sale	price of		securities		sold	$ 17,259,467
	during the	fiscal		year	pursuant to		section	---------------
24(f):

(ii)	Aggregate	price	of	securities		redeemed or		$865,026
	repurchased during			the	fiscal	year:		---------------

(iii)	Aggregate	price	of	securities		redeemed or		$-0-
	repurchased during			any	PRIOR	fiscal	year	---------------
	ending no	earlier		than	October 11,		1995
	that were	not previously used				to reduce
	registration fees			payable to		the
Commission:

(iv)	Total available		redemption credits				[add	-$ 865,026
	Items 5(ii) and		5(iii):					--------------

20

(v)	Net Sales	- if Item 5(I) is greater			than	$ 16,394,441
	Item 5(iv)	[subtract	Item 5(iv)	from	Item	---------------
5(i)]:

(vi)	Redemption	credits available for use			in	$(0)
	future years -- if Item 5(i) is			less	than	---------------
	Item 5(iv)	[subtract	Item 5(iv)	from	Item
5(I)]:

(vii)	Multiplier	for determining registration				x .0001177
	fee (See Instruction		C.9):			--------------

(viii)	Registration fee due		(multiply	Item	5(v)	=$ 1,929.63
	by Item 5(vii) (enter		“0” if no	fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 1,929.63 =============
Midcap Stock Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of		securities		sold	$ 0
	during the	fiscal	year	pursuant to		section	---------------
24(f):

(ii)	Aggregate	price of	securities		redeemed or		$0
	repurchased during		the	fiscal	year:		---------------

(iii)	Aggregate	price of	securities		redeemed or		$-0-
	repurchased during		any	PRIOR fiscal		year	---------------
	ending no	earlier	than	October	11,	1995

21

	that were not previously used to reduce
	registration fees payable to the
	Commission:

(iv)	Total available redemption credits [add	-$	0
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than		$0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
	5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
	Item 5(iv) [subtract Item 5(iv) from Item
	5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$	0
	by Item 5(vii) (enter “0” if no fee is		==============
	due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Small Cap Stock Index Portfolio 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold $5,672,952 during the fiscal year pursuant to section ---------------

22

24(f):

(ii)	Aggregate price of securities redeemed or	$5,661,338
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	- $5,661,338
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$11,614
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001177
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$1.37
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$1.37 =============
23

Technology Growth Portfolio – Initial Shares

5. Calculation of registration fee:

Aggregate sale price of securities sold		$3,816,653
during the fiscal year pursuant to section		------------
24(f):

Aggregate price of securities redeemed or		$9,678
repurchased during the fiscal year:		---------------

Aggregate price of securities redeemed or		$-0-
repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

Total available redemption credits [add		-$ 9,678
Items 5(ii) and 5(iii):		--------------

Net Sales - if Item 5(I) is greater than		$ 3,806,975
Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

Redemption credits available for use in	$
future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

Multiplier for determining registration		x .0001177
fee (See Instruction C.9):		--------------

Registration fee due (multiply Item 5(v)		=$ 448.08
by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
24

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$448.08 =============

Technology Growth Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold		$-0-
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$	-0-
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$-0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001177
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

25

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

TOTAL	FOR	ALL:	=$ 2,379.08
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method	of	Delivery:

		[	X	]	Wire	Transfer
		[		]	Mail	or other	means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By	(Signature	and	Title)*	/s/ Jeff Prusnofsky
				Jeff Prusnofsky, Assistant	Secretary

Date: March 28, 2005

* Please print the name and title of the signing officer below the signature.

26